united states
                                      securities and exchange commission
                                            washington, d.c. 20549

                                                   form n-csr

                  certified shareholder report of registered management
                                    investment companies

Investment Company Act file number 811-09541

 AmerPrime Advisors Trust
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn, Unified Fund Services, Inc.,431 North Pennsylvania Street,
                                      Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:  12/31

Date of reporting period:  06/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

                                                             June 30, 2003



Dear Shareholders:

     We are pleased to present you the semi-annual financial statements for the Institutional Short-Term Government Bond Fund (the Core Fund). Please review the management discussion and analysis for a commentary on the Fund's performance.

     The Core Fund has accomplished a great deal during the first two quarters of 2003. Standard & Poor's has rated the Fund AAAf/S1+ reflecting fund management's commitment to the safety and stability of your investment. The 'AAAf' credit quality rating reflects the highest protection against losses from credit defaults, and the 'S1+' volatility rating recognizes that the Fund possesses an extremely low sensitivity to changing market conditions and has an aggregate level of risk that is less than or equal to that of a portfolio comprised of the highest quality fixed-income instruments with a duration of less than one year. The Core Fund continues to grow in size and now has approximately $115 million in assets. We would like to thank the existing shareholders for their confidence in the Core Fund and we welcome new shareholders. As always, your questions and comments are welcomed.

Sincerely,


Mitchell P. York, CFA & M. Brent Wertz, MBA
Fund Managers

Management Discussion and Analysis
Investment Results - Period Ending June 30, 2003

     As indicated by the following chart, the Institutional Short-Term Government Bond Fund (the Core Fund) outperformed the 1-Year Constant Maturity Treasury Index (the Index) for the first six months of 2003. Year-to-date, the Core Fund maintained an effective duration range between .20 and .90 years, while the duration of the Index was 1.0 year. The use of a barbell portfolio strategy has been the primary reason the Core Fund has outperformed the Index. This strategy combines bonds with longer and shorter durations to construct a desired overall portfolio duration. The steep yield curve assisted in making this a very effective investment strategy for 2003.


             1-Year Constant Maturity Treasury Index             Institutional Short-Term Government Bond Fund

2-Jan                     $ 250,282                                               $ 250,320
2-Feb                     $ 250,551                                               $ 250,956
2-Mar                     $ 250,809                                               $ 251,434
2-Apr                     $ 251,072                                               $ 251,945
2-May                     $ 251,318                                               $ 252,366
2-Jun                     $ 251,528                                               $ 252,747



     *This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 1, 2003 and held through June 30, 2003. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     For a prospectus and more information, including charges and expenses call 1-877-411-1167. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.

     Once again, we are pleased with the overall results of the Core Fund. Historically low interest rates have continued in 2003. In this difficult interest rate environment, the Core Fund has provided the shareholder with stability of principal and an impressive total return. The year-to-date, total return is 1.09% (annualized 2.18%) and the NAV ended the six-month period at $9.99; down only one-cent from the beginning of the year. The total return on the shareholders' primary investment alternative to the Fund, the Florida State Board of Administration's Local Government Surplus Funds Trust Fund Investment Pool, was approximately 0.72% (annualized 1.44%) during the same time period.

     It is our opinion that rates are currently near the lower end of this interest rate cycle. However, we do not expect the Federal Reserve to increase rates for at least the next two quarters. Regardless of the short-term direction of interest rates, we will continue to place stability of principal as the top priority and strive to maintain a competitive return.


          1-Year Constant Maturity Treasury Index         Institutional Short-Term Government Bond Fund

Jul-02                    $ 250,405                                        $ 250,709
Aug-02                    $ 250,769                                        $ 251,542
Sep-02                    $ 251,126                                        $ 252,151
Oct-02                    $ 251,468                                        $ 252,806
Nov-02                    $ 251,779                                        $ 252,956
Dec-02                    $ 252,081                                        $ 254,081
Jan-03                    $ 252,365                                        $ 254,406
Feb-03                    $ 252,636                                        $ 255,053
Mar-03                    $ 252,896                                        $ 255,538
Apr-03                    $ 253,162                                        $ 256,057
May-03                    $ 253,410                                        $ 256,485
Jun-03                    $ 253,621                                        $ 256,873



     *This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on July 1, 2002 and held through June 30, 2003. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     For a prospectus and more information, including charges and expenses call 1-877-411-1167. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.


                1-Year Constant Maturity Treasury Index              Institutional Short-Term Government Bond Fund
 Jan-02                      $ 250,446                                                 $ 250,000
 Feb-02                      $ 250,906                                                 $ 250,000
 Mar-02                      $ 251,437                                                 $ 249,570
 Apr-02                      $ 251,951                                                 $ 250,756
 May-02                      $ 252,439                                                 $ 251,695
 Jun-02                      $ 252,898                                                 $ 252,175
 Jul-02                      $ 253,307                                                 $ 252,890
 Aug-02                      $ 253,676                                                 $ 253,730
 Sep-02                      $ 254,036                                                 $ 254,344
 Oct-02                      $ 254,383                                                 $ 255,005
 Nov-02                      $ 254,697                                                 $ 255,156
 Dec-02                      $ 255,003                                                 $ 256,291
 Jan-03                      $ 255,290                                                 $ 256,619
 Feb-03                      $ 255,565                                                 $ 257,272
 Mar-03                      $ 255,827                                                 $ 257,761
 Apr-03                      $ 256,096                                                 $ 258,285
 May-03                      $ 256,347                                                 $ 258,716
 Jun-03                      $ 256,561                                                 $ 259,107



     *This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 9, 2002 (commencement of operations) and held through June 30, 2003. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     For a prospectus and more information, including charges and expenses call 1-877-411-1167. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.


          Time Period                  1-YR CMT      Core Fund

Year -to-Date                            0.61%         1.09%
Previous 12 Months                       1.44%         2.72%
otal, Inception-to-Date                  2.59%         3.58%
Average, Inception-to-Date               1.78%         2.42%


Institutional Short-Term Government Bond Fund (The Core Fund)
Schedule of Investments
June 30, 2003 (Unaudited)


                                                                                          Principal
                                                                                            Amount               Value
Municipal Bonds - 0.51%
Osceola County Florida Industrial Development Authority Canoe Creek Charter - B               185,000              $ 202,087
Osceola County Florida Industrial Development Authority P.M. Wells Charter - B                350,000                380,313

TOTAL MUNICIPAL BONDS (Cost $545,717)                                                                                582,400
                                                                                                            ----------------

U.S. Government Agency Obligations -  83.53%

Federal Home Loan Mortgage Corp - 5.84%
Pool #M80765, 5.000%, 8/1/09                                                                  686,427                709,006
Pool #M90747, 5.500%, 8/1/07                                                                1,008,171              1,038,345
Pool #M90727, 6.000%, 5/1/07                                                                  400,868                412,204
Pool #M80753, 6.500%, 5/1/09                                                                  856,621                881,454
Pool #M80739, 6.000%, 3/1/09                                                                  977,869              1,007,440
Pool #M80692, 6.500%, 7/1/08                                                                  705,540                725,993
Series #2494, 6.000%, 4/15/26                                                               1,000,000              1,019,657
Series #2558, 5.000%, 5/15/11                                                                 900,732                926,066
                                                                                                            ----------------
                                                                                                                   6,720,165
                                                                                                            ----------------

Federal Home Loan Bank - 59.25%
4.000%, 10/8/08                                                                             1,000,000              1,007,525
4.000%, 5/6/08                                                                              2,000,000              2,005,412
3.250%, 10/30/07                                                                            2,000,000              2,014,658
2.400%, 1/9/09 (b)                                                                          2,400,000              2,397,000
2.530%, 1/24/07 (c)                                                                         3,000,000              2,998,500
1.528%, 12/22/06 (a)                                                                       20,000,000             20,000,000
3.050%, 4/16/07                                                                             2,000,000              2,029,804
2.050%, 11/25/05                                                                              238,000                238,993
2.320%, 12/26/06                                                                            5,000,000              5,007,480
2.250%, 6/19/06                                                                             2,000,000              2,004,904
2.300%, 6/16/06                                                                             2,000,000              2,001,000
2.375%, 12/19/08                                                                            4,300,000              4,315,493
3.000%, 5/25/07                                                                             3,000,000              3,006,210
4.000%, 2/20/09                                                                             2,000,000              2,007,386
5.700%, 9/29/08 (a)                                                                         1,000,000              1,058,377
2.840%, 12/26/06                                                                            3,000,000              3,025,485
2.500%, 3/24/08                                                                             8,000,000              8,032,968
1.760%, 9/18/06 (a)                                                                         5,000,000              4,999,840
                                                                                                            ----------------
                                                                                                                  68,151,035
                                                                                                            ----------------

Federal National Mortgage Association - 18.02%
3.350%, 1/24/07                                                                             3,000,000              3,003,645
2.000%, 12/26/06                                                                            3,000,000              2,992,539
2.750%, 4/10/06                                                                             4,000,000              4,022,668
4.000%, 9/27/07                                                                             1,000,000              1,006,049
2.750%, 6/30/08                                                                             5,000,000              5,015,495

See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Schedule of Investments - continued
June 30, 2003 (Unaudited)


                                                                                          Principal
                                                                                            Amount               Value
U.S. Government Agency Obligations -  83.53% - continued

3.750%, 1/22/08                                                                             2,000,000            $ 2,002,858
Pool #190609, 7.000%, 2/1/14                                                                  843,114                898,470
Pool #252268, 5.500%, 1/1/09                                                                1,274,342              1,335,968
Series#2002-57, 5.500%, 11/25/13                                                              447,202                452,520
                                                                                                            ----------------
                                                                                                                  20,730,212
                                                                                                            ----------------

GNMA - 0.42%
Series#2002-19, 5.500%, 3/20/25                                                               487,361                487,060
                                                                                                            ----------------


TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $95,859,234)                                                     $ 96,088,472
                                                                                                            ----------------


Money Market Securities - 20.38%
One Group Institutional Prime Money Market, 1.11%, (Cost $23,438,337) (a)                  23,438,337           $ 23,438,337
                                                                                                            ----------------

TOTAL INVESTMENTS - 104.42%  (Cost $119,843,288)                                                                $120,109,209
                                                                                                            ----------------

Liabilities in excess of other assets - (4.42)%                                                                   (5,088,897)
                                                                                                            ----------------

TOTAL NET ASSETS - 100.00%                                                                                      $115,020,312
                                                                                                            ================



(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.
(b) Security traded on a when-issued basis. Actual settlement is to occur July 9, 2003.
(c) Security traded on a when-issued basis. Actual settlement is to occur July 24, 2003.

See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)




Assets
Investments in securities, at value (cost $119,843,288)                                                 $ 120,109,209
Interest receivable                                                                                           382,538
Receivable for fund shares sold                                                                               149,121
                                                                                                    -----------------
     Total assets                                                                                         120,640,868

Liabilities
Accrued advisory fees                                                                                          53,495
Dividends payable                                                                                             169,582
Other payables and accrued expenses                                                                             1,979
Payable for investments purchased                                                                           5,395,500
                                                                                                    -----------------
     Total liabilities                                                                                      5,620,556
                                                                                                    -----------------

Net Assets                                                                                              $ 115,020,312
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                           115,002,259
Accumulated net investment income (loss)                                                                       (1,776)
Accumulated net realized gain (loss) on investments                                                          (246,092)
Net unrealized appreciation (depreciation) on investments                                                     265,921
                                                                                                    -----------------

Net Assets, for 11,517,525 shares                                                                       $ 115,020,312
                                                                                                    =================

Net Asset Value,

Offering price and redemption price per share ($115,020,312 / 11,517,525)                                      $ 9.99
                                                                                                    =================

See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Statement of Operations
Six months ended June 30, 2003 (Unaudited)




Investment Income
Interest income                                                                                        $ 1,149,163
                                                                                                    --------------
  Total Income                                                                                           1,149,163
                                                                                                    --------------

Expenses
Investment adviser fee                                                                                     395,868
Trustee fees and expenses                                                                                    1,979
                                                                                                    --------------
  Total Expenses                                                                                           397,847
Reimbursed expenses                                                                                       (160,327)
                                                                                                    --------------

Total operating expenses                                                                                   237,520
                                                                                                    --------------

Net Investment Income (Loss)                                                                               911,643
                                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                         (121,222)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                 62,601
                                                                                                    --------------

Net realized and unrealized gain (loss) on investment securities                                           (58,621)
                                                                                                    --------------

Net increase (decrease) in net assets resulting from operations                                          $ 853,022
                                                                                                    ==============

See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Statement of Changes In Net Assets




                                                                              Six months ended
                                                                               June 30, 2003            Period ended
Increase (Decrease) in Net Assets                                               (Unaudited)             Dec. 31, 2002    (a)
                                                                            ---------------------    --------------------
Operations
  Net investment income (loss)                                                         $ 911,643             $ 1,328,008
  Net realized gain (loss) on investment securities                                     (121,222)               (122,929)
  Change in net unrealized appreciation (depreciation)                                    62,601                 203,320
                                                                            ---------------------    --------------------

  Net increase (decrease) in net assets resulting from operations                        853,022               1,408,399
                                                                            ---------------------    --------------------
Distributions
  From net investment income                                                            (913,584)             (1,329,784)
  From net realized gain                                                                       -                       -
                                                                            ---------------------    --------------------

  Total distributions                                                                   (913,584)             (1,329,784)
                                                                            ---------------------    --------------------
Capital Share Transactions
  Proceeds from shares sold                                                           80,960,000              98,238,029
  Reinvestment of distributions                                                          765,638               1,098,140
  Amount paid for shares repurchased                                                 (26,492,713)            (39,566,835)
                                                                            ---------------------    --------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                          55,232,925              59,769,334
                                                                            ---------------------    --------------------

Total Increase (Decrease) in Net Assets                                               55,172,363              59,847,949
                                                                            ---------------------    --------------------

Net Assets
  Beginning of period                                                                 59,847,949                       -
                                                                            ---------------------    --------------------
  End of period [including accumulated net
    investment income (loss) of  ($1,776) and $0, respectively]                    $ 115,020,312            $ 59,847,949
                                                                            =====================    ====================

Capital Share Transactions
  Shares sold                                                                          8,107,427               9,837,397
  Shares issued in reinvestment of distributions                                          76,640                 110,014
  Shares repurchased                                                                  (2,652,840)             (3,961,113)
                                                                            ---------------------    --------------------

  Net increase (decrease) from capital transactions                                    5,531,227               5,986,298
                                                                            =====================    ====================



(a) For the period January 9, 2002 (commencement of operations) through December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Financial Highlights



                                                                              Six months ended
                                                                                June 30, 2003          Period ended
                                                                                 (Unaudited)          Dec. 31, 2002   (c)
                                                                             -------------------    -----------------

Selected Per Share Data
Net asset value, beginning of period                                                     $ 10.00              $ 10.00
                                                                             -------------------    -----------------
Income from investment operations
  Net investment income (loss)                                                              0.11                 0.25
  Net realized and unrealized gain (loss)                                                   0.00                 0.00
                                                                             -------------------    -----------------
                                                                             -------------------    -----------------
Total from investment operations                                                            0.11                 0.00
                                                                             -------------------    -----------------
Less Distributions to shareholders:
  From net investment income                                                               (0.12)               (0.25)
  From net realized gain                                                                    0.00                 0.00
                                                                             -------------------    -----------------
                                                                             -------------------    -----------------
Total distributions                                                                        (0.12)                0.00
                                                                             -------------------    -----------------

Net asset value, end of period                                                            $ 9.99              $ 10.00
                                                                             ===================    =================

Total Return                                                                               1.10% (b)            2.52% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                        $ 115,020             $ 59,848
Ratio of expenses to average net assets                                                    0.60% (a)            0.60% (a)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                           1.00% (a)            1.00% (a)
Ratio of net investment income to
   average net assets                                                                      2.29% (a)            2.57% (a)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                        1.89% (a)            2.17% (a)
Portfolio turnover rate                                                                  131.94%              241.11%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period January 9, 2002 (commencement of operations) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

                  Institutional Short-Term Government Bond Fund (The Core Fund)
                                 Notes to Financial Statements
                                    June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION

     The Institutional Short-Term Government Bond Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisers Trust (the "Trust") on September 20, 2001 and commenced operations January 9, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is a high level of income over the long-term consistent with the preservation of capital. The investment adviser to the Fund is Wertz York Capital Management Group, L.L.C. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

                Institutional Short-Term Government Bond Fund (The Core Fund)
                                Notes to Financial Statements
                             June 30, 2003 (Unaudited) - continued



NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Wertz York Capital Management Group, L.L.C., 3434 Colwell Ave., Suite 100, Tampa, Florida 33614, to manage the Fund's investments. Mitchell P. York and M. Brent Wertz are primarily responsible for the day-to-day management of the Fund.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended June 30, 2003, the Adviser earned a fee of $395,868 from the Fund. The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund's total operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 0.60% of its average daily net assets through April 30, 2004. For the six months ended June 30, 2003, the Adviser reimbursed fees and expenses of $160,327.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund under the terms of the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     Unified Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc. acts as the principal distributor of the Fund's shares pursuant to an agreement whereby the adviser pays all distribution fees. There were no payments made to the Distributor during the six months ended June 30, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

     For the six months ended June 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $132,284,061 and $85,109,516, respectively. As of June 30, 2003, the gross unrealized appreciation for all securities totaled $336,340 and the gross depreciation for all securities totaled $70,419 for a net unrealized appreciation of $265,921. The aggregate cost of securities for federal income tax purpose at June 30, 2003 was $119,843,288.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                 Institutional Short-Term Government Bond Fund (The Core Fund)
                              Notes to Financial Statements
                           June 30, 2003 (Unaudited) - continued

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2003, Reunion East Community held accounts for the benefit of others amounting to 26.70% of the Fund.

Item 2.  Code of ethics.  Not applicable.


Item 3.  Audit Committee Financial Expert. Not applicable.


Item 4.  Principal Accountant Fees and Services.  Not applicable.


Items 5-6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.


Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 10.  Exhibits.
(a)(1)   Not applicable.[see Item 2.]
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.

     [File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy.


     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     (b)  Provide the 906  Certification  as  required  by Rule  30a-2(b).

                                          SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)AmeriPrime Advisors Trust


/s/ Timothy Ashburn
Timothy Ashburn, President

Date  8/27/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Timothy Ashburn
Timothy Ashburn, President

Date  8/27/03


/s/ Thomas Napurano
Thomas Napurano, Chief Financial Officer

Date  8/27/03